Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Voyage revenues:	$ 860,400	$ 546,120	$ 644,135
EXPENSES:
Voyage expenses	209,890	198,078	145,267
Charter hire expense	32,774	30,056	21,602
Vessel operating expenses	190,268	173,277	179,205
Depreciation and amortization	140,821	143,253	137,100
General and administrative expenses	29,854	29,130	29,040
Loss on sale of vessels (Note 4)	440	5,817	6,451
Impairment charges (Note 4)	0	86,368	28,776
Total expenses	604,047	665,979	547,441
Operating income (loss)	256,353	(119,859)	96,694
OTHER INCOME (EXPENSES):
Interest and finance costs, net (Note 7)	(50,253)	(31,407)	(70,579)
Interest income	2,000	703	1,071
Other, net	366	(18)	36
Total other expenses, net	(47,887)	(30,722)	(69,472)
Net income (loss)	208,466	(150,581)	27,222
Less: Net income attributable to the non-controlling interest	(4,232)	(820)	(3,220)
Net income (loss) attributable to Tsakos Energy Navigation Limited	204,234	(151,401)	24,002
Effect of preferred dividends (Note 10)	(34,724)	(33,603)	(36,579)
Deemed dividend on Series C Preferred Shares (Note 10)	0	0	(2,493)
Undistributed income to Series G participants (Note 10)	(1,250)	0	0
Deemed dividend on partially redeemed Series G Convertible Preferred Shares (Note 10)	0	(2,171)	0
Net income (loss) attributable to common stockholders of Tsakos Energy Navigation Limited	$ 168,260	$ (187,175)	$ (15,070)
Earnings (Loss) per share, basic attributable to Tsakos Energy Navigation Limited common stockholders	$ 6.02	$ (9.53)	$ (0.80)
Earnings (Loss) per share, diluted attributable to Tsakos Energy Navigation Limited common stockholders	$ 6.01	$ (9.53)	$ (0.80)
Weighted average number of shares, basic	27,970,799	19,650,307	18,768,599
Weighted average number of shares, diluted	28,188,064	19,650,307	18,768,599